SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	2 Months Ended
	Aug. 25, 2026 USD ($) shares	Aug. 25, 2026 GBP (£) shares
Subsequent Event [Line Items]
Grants exercised vested awards shares issued	69,830	69,830
Aggregate proceeds | £		£ 500,000
Grants shares issued	5,186	5,186
Grants shares issued value	$ 50,000	£ 37,700
Exercises shares issued	75,016	75,016
Exercises shares issued value | £		£ 537,700